Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 200	$ 188,493	$ 4,814,651	$ (5,077,401)	$ (74,057)
Balance, shares at Dec. 31, 2023	2,000,000	1,884,930,584
Net loss				(95,702)	(95,702)
Balance, shares at Mar. 31, 2024	2,000,000	1,884,930,584
Balance at Mar. 31, 2024	$ 200	$ 188,493	4,814,651	(5,173,103)	(169,759)
Balance at Dec. 31, 2023	$ 200	$ 188,493	4,814,651	(5,077,401)	(74,057)
Balance, shares at Dec. 31, 2023	2,000,000	1,884,930,584
Net loss					(179,579)
Shares issued for service, shares		0
Balance, shares at Dec. 31, 2024	2,000,000	1,884,930,584
Balance at Dec. 31, 2024	$ 200	$ 188,493	4,814,651	(5,256,887)	(253,543)
Ending balance, value at Dec. 31, 2024	200	188,493	4,814,651	(5,256,887)	(253,544)
Balance at Mar. 31, 2024	$ 200	$ 188,493	4,814,651	(5,173,103)	(169,759)
Balance, shares at Mar. 31, 2024	2,000,000	1,884,930,584
Net loss				(23,336)	(23,336)
Balance, shares at Jun. 30, 2024	2,000,000	1,884,930,584
Balance at Jun. 30, 2024	$ 200	$ 188,493	4,814,651	(5,196,439)	(193,095)
Net loss				(12,821)	(12,821)
Balance, shares at Sep. 30, 2024	2,000,000	1,884,930,584
Balance at Sep. 30, 2024	$ 200	$ 188,493	4,814,651	(5,209,260)	(205,916)
Net loss				(47,720)	(47,720)
Balance, shares at Dec. 31, 2024	2,000,000	1,884,930,584
Balance at Dec. 31, 2024	$ 200	$ 188,493	4,814,651	(5,256,887)	(253,543)
Ending balance, value at Dec. 31, 2024	200	188,493	4,814,651	(5,256,887)	(253,544)
Net loss				(55,134)	(55,134)
Balance, shares at Mar. 31, 2025	2,000,000	1,884,930,584
Balance at Mar. 31, 2025	$ 200	$ 188,493	4,814,651	(5,312,021)	(308,677)
Ending balance, value at Mar. 31, 2025	200	188,493	4,814,651	(5,312,021)	(308,678)
Balance at Dec. 31, 2024	$ 200	$ 188,493	4,814,651	(5,256,887)	(253,543)
Balance, shares at Dec. 31, 2024	2,000,000	1,884,930,584
Beginning balance, value at Dec. 31, 2024	$ 200	$ 188,493	4,814,651	(5,256,887)	(253,544)
Net loss					(251,410)
Shares issued for service, shares		0
Balance, shares at Dec. 31, 2025	2,000,000	1,884,930,584
Balance at Dec. 31, 2025	$ 200	$ 188,493	4,814,651	(5,508,297)	(504,954)
Ending balance, value at Dec. 31, 2025	200	188,493	4,814,651	(5,508,297)	(504,954)
Balance at Mar. 31, 2025	$ 200	$ 188,493	4,814,651	(5,312,021)	(308,677)
Balance, shares at Mar. 31, 2025	2,000,000	1,884,930,584
Beginning balance, value at Mar. 31, 2025	$ 200	$ 188,493	4,814,651	(5,312,021)	(308,678)
Net loss				(156,039)	(156,039)
Balance, shares at Jun. 30, 2025	2,000,000	1,884,930,584
Balance at Jun. 30, 2025	$ 200	$ 188,493	4,814,651	(5,468,060)	(464,717)
Net loss				(20,429)	(20,429)
Balance, shares at Sep. 30, 2025	2,000,000	1,884,930,584
Balance at Sep. 30, 2025	$ 200	$ 188,493	4,814,651	(5,488,489)	(485,146)
Net loss				(19,808)	(19,808)
Balance, shares at Dec. 31, 2025	2,000,000	1,884,930,584
Balance at Dec. 31, 2025	$ 200	$ 188,493	4,814,651	(5,508,297)	(504,954)
Ending balance, value at Dec. 31, 2025	200	188,493	4,814,651	(5,508,297)	(504,954)
Net loss				(120,246)	(120,246)
Shares issued for services		$ 2,500	115,000		117,500
Shares issued for service, shares		25,000,000
Balance, shares at Mar. 31, 2026	2,000,000	1,909,930,584
Ending balance, value at Mar. 31, 2026	$ 200	$ 190,993	$ 4,929,651	$ (5,628,543)	$ (507,700)